Income Taxes (Reconciliations Between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate) (Detail)	12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Income Tax Disclosure [Abstract]
Japanese statutory income tax rate	33.00%		36.00%		38.00%
Difference in statutory tax rates of foreign subsidiaries	(2.70%)		(4.30%)		(4.30%)
Change in valuation allowance	3.50%		(5.00%)		3.60%
Tax credit for research and development expenses	(3.40%)		(4.20%)		(3.00%)
Uncertainty in income taxes	(0.30%)		(0.40%)		0.40%
Tax rate change	(12.10%)	[1]	(26.00%)	[2]	1.20%	[3]
Impairment of goodwill	3.20%		0.90%		0.20%
Other	0.40%		0.20%		(1.10%)
Effective income tax rate	21.60%		(2.80%)		35.00%

[1]	Tax rate change for the year ended March 31, 2016: In accordance with the law "Partial Amendment of the Income Tax Act, etc." (Law No. 15 of 2016) and "Partial Amendment of the Local Tax Act, etc." (Law No. 13 of 2016) enacted on March 29, 2016 by the Diet of Japan, a revised corporation tax rate will be imposed from the annual reporting periods commencing on and after April 1, 2016. As a result of such amendments, the effective Japanese statutory corporate tax rate of 33% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 31% with respect to temporary differences to be realized during the annual reporting periods commencing on April 1, 2016, and 32% previously has been reduced to 30% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2017, respectively. Kyocera recognized reversal income taxes in the amount of ¥17,638 million due to revaluation of deferred tax assets and liabilities in line with the revision of the corporate tax rate.
[2]	Tax rate change for the year ended March 31, 2015: In accordance with the law "Partial Amendment of the Income Tax Act, etc." (Law No. 9 of 2015) enacted in Japan on March 31, 2015, a revised corporation tax rate will be imposed from the annual reporting periods commencing on and after April 1, 2015. As a result of such amendments, the effective Japanese statutory corporate tax rate of 36% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 33% with respect to temporary differences to be realized during the annual reporting periods commencing on April 1, 2015, and 32% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2016. Due mainly to the fact that Kyocera recognized reversal income taxes in the amount of ¥31,703 million after revaluating deferred tax assets and liabilities in line with the revision of the corporate tax rate, the effective tax rate decreased.
[3]	Tax rate change for the year ended March 31, 2014: In accordance with the law "Partial Amendment of the Income Tax Act, etc." (Law No. 10 of 2014) enacted in Japan on March 31, 2014, the special reconstruction corporation tax was repealed a year ahead of the original schedule and will not be imposed from the annual reporting periods commencing on and after April 1, 2014. As a result of such amendments, the effective Japanese statutory corporate tax rate of 38% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2014.